LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
LEASES
2021	$ 9,188
2022	8,333
2023	7,602
2024	1,485
2025 and thereafter	3,525
Total lease payments	30,133
Less - imputed interest	(1,519)
Present value of lease liabilities	28,614
Sublease rental payments receivable	3,097
Approximate Amount of Lien by Lessor	$ 5,100